Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	1 Months Ended
	Oct. 31, 2020	Sep. 30, 2020
Cash, Cash Equivalents and Restricted Cash
Cash held in these frozen bank accounts		$ 2,472,998
Subsequent event
Cash, Cash Equivalents and Restricted Cash
Addition in restricted cash	$ 18,400,000